Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 217,502	$ 39,929
Short-term investments	8,000	0
Accounts receivable	176	113
Prepaid expenses	3,662	1,407
Total current assets	229,340	41,449
Finance lease right-of-use assets, net	21,432	23,492
Operating lease right-of-use assets, net	727	769
Property and equipment, net	35,034	40,978
Total assets	286,533	106,688
Current liabilities
Accounts payable	2,094	2,274
Accrued expenses	6,757	4,592
Finance lease obligation, current portion	1,981	1,729
Deferred payroll tax, current portion	173	145
Operating lease obligation, current portion	45	42
PPP loan payable, current portion	0	2,451
Total current liabilities	11,050	11,233
Contingent earnout liability	103,660	0
Finance lease obligation, net of current portion	21,109	23,090
SVB loan payable	27,361	0
Operating lease obligation, net of current portion	682	727
Common stock warrant liabilities	497	0
Deferred payroll tax, net of current portion	0	144
PPP loan payable, net of current portion	0	822
Total liabilities	164,359	36,016
Commitments and contingencies (Note 13)
Redeemable convertible preferred stock (Series A, B, C and D) $0.001 par value, 0 and 69,613,565 shares authorized as of December 31, 2021 and 2020, respectively, 0 and 69,613,562 shares outstanding as of December 31, 2021 and 2020, respectively; liquidation preference of $0 and $435,579 as of December 31, 2021 and 2020, respectively	0	420,989
Stockholders’ equity (deficit)
Preferred stock, $0.0001 par value; 20,000,000 and 0 shares designated as of December 31, 2021 and 2020, respectively, 0 shares issued and outstanding as of December 31, 2021 and 2020	0	0
Common stock, $0.0001 par value; 250,000,000 and 340,216,780 shares authorized as of December 31, 2021 and 2020, respectively; 103,003,646 and 5,822,396 shares issued and outstanding as of December 31, 2021 and 2020, respectively	10	1
Additional paid-in capital	536,737	37,778
Accumulated deficit	(414,573)	(388,096)
Total stockholders’ equity (deficit)	122,174	(350,317)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	$ 286,533	$ 106,688